Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Compensation of key Management Personnel

The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

	Year ended December 31
	2024	2023
Salary and employee benefits	$4.4	$3.2
Share-based payments (1)	1.9	9.0
	$6.3	$12.2

(1)
Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.